Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)
Citigroup Global Markets Inc.
Capital One Securities, Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2025-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2025-A_113024.xlsx” provided by the Company on December 6, 2024, containing information on 16,138 automobile retail installment sale contracts (“Receivables”) as of November 29, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2025-A. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on December 13, 2024, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

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•	The term “Title Document” means a scanned image of one of the title documents listed in email correspondence provided by the Company on December 13, 2024, which the Company informed us includes the acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in email correspondence provided by the Company on December 13, 2024, which the Company informed us includes acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in email correspondence provided by the Company on December 13, 2024, which the Company informed us includes the acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), SCRA Letter, Title Document, Insurance Document, Credit Application (not applicable for direct loans), and/or origination details screen in the Company’s servicing system. We accessed the Receivable File in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application, SCRA Letter

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

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Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document

We found such information to be in agreement without exception.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance and that there was no requirement to provide proof of insurance pursuant to its underwriting policy for the following Receivable types:

(i)	“Stip Tier 1” (“ST01”)

(ii)	“Stip Tier 2” (“ST02”) or “Stip Tier 3” (“ST03”) for which:

a.	the loan application update screen in the Company's servicing system indicates that the signed contract was received prior to April 1, 2024, or

b.	the credit report inquiry screen in the Company’s servicing system indicates the customer had an open mortgage loan and the Program in the Data File was “Pref.”

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

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We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

January 6, 2025

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Exhibit A

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2025A001	51	2025A051	101	2025A101
2	2025A002	52	2025A052	102	2025A102
3	2025A003	53	2025A053	103	2025A103
4	2025A004	54	2025A054	104	2025A104
5	2025A005	55	2025A055	105	2025A105
6	2025A006	56	2025A056	106	2025A106
7	2025A007	57	2025A057	107	2025A107
8	2025A008	58	2025A058	108	2025A108
9	2025A009	59	2025A059	109	2025A109
10	2025A010	60	2025A060	110	2025A110
11	2025A011	61	2025A061	111	2025A111
12	2025A012	62	2025A062	112	2025A112
13	2025A013	63	2025A063	113	2025A113
14	2025A014	64	2025A064	114	2025A114
15	2025A015	65	2025A065	115	2025A115
16	2025A016	66	2025A066	116	2025A116
17	2025A017	67	2025A067	117	2025A117
18	2025A018	68	2025A068	118	2025A118
19	2025A019	69	2025A069	119	2025A119
20	2025A020	70	2025A070	120	2025A120
21	2025A021	71	2025A071	121	2025A121
22	2025A022	72	2025A072	122	2025A122
23	2025A023	73	2025A073	123	2025A123
24	2025A024	74	2025A074	124	2025A124
25	2025A025	75	2025A075	125	2025A125
26	2025A026	76	2025A076	126	2025A126
27	2025A027	77	2025A077	127	2025A127
28	2025A028	78	2025A078	128	2025A128
29	2025A029	79	2025A079	129	2025A129
30	2025A030	80	2025A080	130	2025A130
31	2025A031	81	2025A081	131	2025A131
32	2025A032	82	2025A082	132	2025A132
33	2025A033	83	2025A083	133	2025A133
34	2025A034	84	2025A084	134	2025A134
35	2025A035	85	2025A085	135	2025A135
36	2025A036	86	2025A086	136	2025A136
37	2025A037	87	2025A087	137	2025A137
38	2025A038	88	2025A088	138	2025A138
39	2025A039	89	2025A089	139	2025A139
40	2025A040	90	2025A090	140	2025A140
41	2025A041	91	2025A091	141	2025A141
42	2025A042	92	2025A092	142	2025A142
43	2025A043	93	2025A093	143	2025A143
44	2025A044	94	2025A094	144	2025A144
45	2025A045	95	2025A095	145	2025A145
46	2025A046	96	2025A096	146	2025A146
47	2025A047	97	2025A097	147	2025A147
48	2025A048	98	2025A098	148	2025A148
49	2025A049	99	2025A099	149	2025A149
50	2025A050	100	2025A100	150	2025A150

1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

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